FAIR VALUE MEASUREMENTS - Fair value of the level 3 financial liabilities (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Change in fair value of derivative			$ 86,307
PIPE Forward Contract
FAIR VALUE MEASUREMENTS
Fair value, Initial measurement at the beginning		$ 170,666
Change in fair value of derivative	$ 170,666	(170,666)
Fair value, Initial measurement at the ending	170,666		170,666
Bridge Loan
FAIR VALUE MEASUREMENTS
Fair value, Initial measurement at the beginning	278,404	$ 364,711
Change in fair value of derivative	86,307
Fair value, Initial measurement at the ending	$ 364,711		$ 364,711